Schedule of Long Term Future Debt Maturities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2027	$ 590,334	$ 535,615
2028	733,808	534,940
2029	105,525	489,977
2030	109,886	105,275
2030		109,621
Thereafter		908,796
Total	2,861,176	$ 2,684,224	$ 3,147,312
December 31, 2026	413,981
Thereafter	$ 907,642